Intangible Assets (Details) - Schedule of attribution of impairment loss to Pelephone assets - Pelephone [Member] ₪ in Millions	Dec. 31, 2019 ILS (₪)
Intangible Assets (Details) - Schedule of attribution of impairment loss to Pelephone assets [Line Items]
Fixed assets	₪ 77
Intangible assets	122
Rights of use for leased assets	91
Goodwill	685
Net impairment recognized	₪ 975